CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 583,600,000	$ 652,000,000
Restricted cash	0	92,000,000
Short-term investments	227,000,000	0
Receivables and other current assets	56,800,000	61,000,000
Inventories	209,500,000	207,900,000
Current assets	1,076,900,000	1,012,900,000
Non-current assets
Investments in associates and incorporated joint ventures	64,700,000	52,600,000
Property, plant and equipment	1,948,000,000	1,868,200,000
Exploration and evaluation assets	446,900,000	169,200,000
Income taxes receivable	18,200,000	29,200,000
Restricted cash	24,700,000	18,700,000
Long-term receivable	93,500,000	0
Other assets	262,500,000	249,700,000
Non-current assets	2,858,500,000	2,387,600,000
Assets	3,935,400,000	3,400,500,000
Current liabilities
Accounts payable and accrued liabilities	188,100,000	162,900,000
Income taxes payable	16,000,000	14,700,000
Current portion of provisions	21,000,000	15,800,000
Other liabilities	100,000	2,100,000
Current liabilities	225,200,000	195,500,000
Non-current liabilities
Deferred income tax liabilities	184,100,000	159,000,000
Provisions	281,600,000	289,800,000
Long-term debt	388,700,000	485,100,000
Other liabilities	3,000,000	0
Non-current liabilities	857,400,000	933,900,000
Liabilities	1,082,600,000	1,129,400,000
Equity
Common shares	2,671,700,000	2,628,200,000
Contributed surplus	41,400,000	40,100,000
Retained earnings (deficit)	109,600,000	(409,700,000)
Accumulated other comprehensive loss	(24,300,000)	(36,900,000)
Equity attributable to owners of parent	2,798,400,000	2,221,700,000
Non-controlling interests	54,400,000	49,400,000
Equity	2,852,800,000	2,271,100,000
Contingencies and commitments
Equity and liabilities	$ 3,935,400,000	$ 3,400,500,000